2. Basis of preparation and presentation of the financial statements	12 Months Ended
Dec. 31, 2017
Basis Of Preparation And Presentation Of Financial Statements
Basis of preparation and presentation of the financial statements

The financial statements of the Company have been prepared in accordance with the International Financial Reporting Standards – IFRS as issued by the International Accounting Standards Board – IASB. All material information related to the financial statements, and this information alone, is being disclosed and corresponds to the information used by the Company’s Management in its administration.

The financial statements have been prepared under the historical cost except for certain financial instruments measured at fair value when required by the standards.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates.  It also requires Management to exercise its judgment in the process of applying the Company's accounting policies.  The areas involving a higher degree to judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are described in Note 6.